Note 8 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases, one year	$ 91,217
Operating leases, two years	76,315
Operating leases, three years	60,221
Operating leases, four years	46,449
Operating leases, five years	32,920
Operating leases, thereafter	112,720
Operating leases	419,842
Present value of operating lease liabilities	377,561	$ 330,603
Difference between undiscounted cash flows and discounted cash flows, operating lease	42,281
Finance leases, one year	589
Finance leases, two years	184
Finance leases, three years	45
Finance leases, four years	0
Finance leases, five years	0
Finance leases, thereafter	0
Finance leases	818
Capital leases maturing at various dates through 2024	810	$ 2,429
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 8